                                    FORM 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2004
           Check here if Amendment [ ]: Amendment Number:_____________
                        This Amendment (Check only one.):
                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Peter Homans

Address:      One International Place
              29th Floor
              Boston, Massachusetts  02110

Form 13F File Number:  28-06051

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:   Peter Homans
Title:               Institutional Manager
Phone:               (617) 856-8948

Signature, Place, and Date of Signing:

/s/ Peter Homans
------------------------------------
(Signature)

Boston, Massachusetts
------------------------------------
(City, State)

July 13, 2004
------------------------------------
(Date)

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

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Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  $5,897 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                        2

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                                    FORM 13F

                     Name of Reporting Manager  Peter Homans

                                                                                      Item 5:
             Item 1:                 Item 2:       Item 3:       Item 4:         Shares or PRN Amt.
--------------------------------   -----------   -----------   ------------   ------------------------
                                   Title of      CUSIP         Fair Market
Name of Issuer                     Class         number        Value          SH or PRN      Put/Call
--------------------------------   -----------   -----------   ------------   -----------    ---------
ANDREW CORP                        COMM           034425108           0               10
BUSINESS OBJECTS SA ADR            COMM           12328X107           1               30
CABOT MICROELECTRONICS CORP        COMM           12709P103         918           30,000
CISCO SYSTEMS INC.                 COMM           17275R102         711           30,000
***GARMIN LTD                      COMM           G37260109         371           10,000
KYPHON INC                         COMM           501577100         282           10,000
MICRON TECHNOLOGY INC              COMM           595112103         536           35,000
NETFLIX COM INC                    COMM           64110L106         360           10,000
OPSWARE INC                        COMM           68383A101         317           40,000
OMNIVISION TECHNOLOGIES INC        COMM           682128103         132            8,260
SILICON LABORATORIES INC           COMM           826919102           0               10
SEMICONDUCTOR HOLDRS TR            DEP RPCT       816636203       2,270           60,000
                                                                  5,897          233,310

             Item 1:                         Item 6: Investment Discretion                 Item 7:             Item 8:
--------------------------------   ----------------------------------------------------  ----------  ------------------------------
                                              (b) Shared -    Defined
                                                 Another    Person Other       (c)          Other
Name of Issuer                     (a) Sole      Mnger. /   Than Manager   Shared-Other   Managers   (a) Sole  (b) Shared  (c) None
--------------------------------   ----------------------------------------------------  ----------  ------------------------------
ANDREW CORP                                                      X                         none            10
BUSINESS OBJECTS SA ADR                                          X                         none            30
CABOT MICROELECTRONICS CORP                                      X                         none        30,000
CISCO SYSTEMS INC.                                               X                         none        30,000
***GARMIN LTD                                                    X                         none        10,000
KYPHON INC                                                       X                         none        10,000
MICRON TECHNOLOGY INC                                            X                         none        35,000
NETFLIX COM INC                                                  X                         none        10,000
OPSWARE INC                                                      X                         none        40,000
OMNIVISION TECHNOLOGIES INC                                      X                         none         8,260
SILICON LABORATORIES INC                                         X                         none            10
SEMICONDUCTOR HOLDRS TR                                          X                         none        60,000
                                                                                                      233,310